Fair Value of Financial Instruments (Details) - Schedule of Fair Value Unobservable Assumption Inputs	Mar. 31, 2024	Feb. 21, 2024	Jan. 19, 2024	Dec. 31, 2023
Measurement Input, Credit Spread [Member] | Convertible Debt [Member] | Convertible 12% Promissory Notes [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Credit spread	27.5
Measurement Input, Credit Spread [Member] | PIPE Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Credit spread	17.8
Measurement Input, Credit Spread [Member] | PIPE Warrants [Member] | Convertible Debt [Member] | Convertible 12% Promissory Notes [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Credit spread	19			12.7
Measurement Input, Price Volatility [Member] | Convertible Debt [Member] | Convertible 12% Promissory Notes [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Credit spread	45
Measurement Input, Price Volatility [Member] | Private Warrants and Working Capital Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Credit spread	55.5			35.3
Measurement Input, Price Volatility [Member] | Convertible Bridge Loan Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Credit spread	100			105
Measurement Input, Price Volatility [Member] | Convertible 12% Promissory Note Warrants [Member] | Convertible Debt [Member] | Convertible 12% Promissory Notes [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Credit spread	100
Measurement Input, Price Volatility [Member] | PIPE Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Credit spread	105
Measurement Input, Price Volatility [Member] | PIPE Warrants [Member] | Convertible Debt [Member] | Convertible 12% Promissory Notes [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Credit spread	105			100
Measurement Input, Price Volatility [Member] | Forward Purchase Derivative Liability [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Credit spread	120	145	105	115
Measurement Input, Expected Dividend Rate [Member] | Forward Purchase Derivative Liability [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Credit spread	0	0	0	0